Income Taxes (Schedule of Change in Deferred Income Tax Liabilities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	$ 694.6	$ 660.9
Deferred income tax expense recognized in net earnings	119.2	31.0
Deferred income tax (recovery) expense recognized in OCI	(3.8)	2.7
Deferred tax asset	(61.2)	0.0
Other	(0.4)	0.0
Balance, end of year	$ 748.4	$ 694.6